Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(CAD$ in millions)	2017	2016
Less than one year	$93	$80
One to five years	179	162
Thereafter	327	310

	$599	$552